Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended			49 Months Ended			50 Months Ended			51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended			59 Months Ended			60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended
	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 27, 2019	Dec. 17, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2020	Feb. 28, 2021	Feb. 29, 2020	Feb. 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	May 31, 2021	May 31, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2021	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2021	May 31, 2022	May 31, 2021	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2022	May 31, 2023	May 31, 2022	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2023	May 31, 2024	May 31, 2023	May 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2024	May 31, 2025	May 31, 2024	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025
SP Funds Dow Jones Global Sukuk ETF
Account Value [Line Items]
Accumulated Value				$ 9,992	$ 10,000			$ 10,041				$ 10,084			$ 9,504		$ 9,763				$ 9,938			$ 10,041		$ 10,206				$ 10,246		$ 10,236			$ 10,256			$ 10,348			$ 10,401			$ 10,394			$ 10,304				$ 10,242			$ 10,309		$ 10,322				$ 10,348			$ 10,353			$ 10,376		$ 10,326			$ 10,273			$ 10,273			$ 10,285			$ 10,123			$ 10,003			$ 9,856			$ 9,620			$ 9,613				$ 9,490			$ 9,621			$ 9,605		$ 9,259			$ 9,137				$ 9,356		$ 9,415			$ 9,547			$ 9,441				$ 9,555		$ 9,633				$ 9,585			$ 9,536		$ 9,550			$ 9,522				$ 9,423			$ 9,344		$ 9,586				$ 9,826		$ 9,777				$ 9,743			$ 9,808		$ 9,679				$ 9,774			$ 9,847		$ 9,971				$ 10,161			$ 10,265			$ 10,118			$ 10,149		$ 10,083		$ 10,120		$ 10,234	$ 10,291		$ 10,354			$ 10,355		$ 10,454		$ 10,513		$ 10,617	$ 10,683		$ 10,746		$ 10,762
SP Funds S&P 500 Sharia Industry Exclusions ETF
Account Value [Line Items]
Accumulated Value			$ 10,148			$ 10,000			$ 10,192		$ 9,414			$ 8,520				$ 9,681		$ 10,228			$ 10,522				$ 11,175		$ 12,147				$ 11,608			$ 11,255			$ 12,258			$ 12,753			$ 12,777			$ 12,797		$ 13,268			$ 13,984				$ 13,987		$ 14,637			$ 15,236			$ 15,798				$ 14,898			$ 16,278			$ 16,597			$ 17,241			$ 16,078			$ 15,381			$ 16,038			$ 14,561			$ 14,478		$ 13,305			$ 14,660			$ 13,888				$ 12,604			$ 13,413		$ 14,244				$ 13,334			$ 14,178			$ 14,007		$ 15,069				$ 15,318		$ 15,778			$ 16,828				$ 17,304			$ 17,074		$ 16,150			$ 15,687				$ 17,182		$ 17,898				$ 18,246		$ 19,376			$ 19,874				$ 19,095		$ 20,128			$ 21,255				$ 21,092		$ 21,450			$ 21,975			$ 21,631			$ 22,641		$ 22,641		$ 22,966		$ 22,243			$ 20,571		$ 20,506	$ 22,141		$ 23,539		$ 24,348		$ 24,858			$ 26,226		$ 27,386		$ 27,252
SP Funds S&P Global REIT Sharia ETF
Account Value [Line Items]
Accumulated Value	$ 10,125	$ 10,000					$ 10,054			$ 9,990			$ 10,549			$ 11,378			$ 11,539			$ 11,929			$ 12,518			$ 12,885			$ 12,065			$ 13,135			$ 13,198			$ 14,496			$ 13,283			$ 12,651			$ 13,519			$ 13,143			$ 12,151			$ 11,290			$ 12,251			$ 11,523			$ 10,030			$ 10,213			$ 10,770			$ 10,284			$ 11,356			$ 10,767			$ 10,761			$ 10,663			$ 10,337			$ 10,799			$ 10,857			$ 10,529			$ 9,785			$ 9,248			$ 10,348			$ 11,286			$ 10,824			$ 11,217			$ 11,496			$ 10,383			$ 10,893			$ 11,156			$ 11,762			$ 12,300			$ 12,737			$ 11,993			$ 12,485			$ 11,550			$ 11,906			$ 12,042			$ 11,501			$ 11,190			$ 11,566			$ 11,412			$ 11,384			$ 11,759			$ 11,746			$ 11,739			$ 11,946
Dow Jones Sukuk Total Return Index (ex-Reinvestment)
Account Value [Line Items]
Accumulated Value				9,985	10,000			10,124				10,202			9,661		9,934				10,190			10,309		10,522				10,576		10,571			10,606			10,712			10,776			10,784			10,713				10,663			10,747		10,802				10,849			10,882			10,906		10,877			10,854			10,844			10,891			10,715			10,601			10,446			10,202			10,199				10,076			10,234			10,208		9,842			9,724				9,967		10,040			10,201			10,103				10,233		10,336				10,293			10,244		10,267			10,242				10,136			10,044		10,331				10,596		10,555				10,525			10,599		10,465				10,579			10,664		10,801				11,018			11,152			10,988			11,024		11,024		11,024		11,024	11,024		11,024			11,283		11,283		11,283		11,283	11,283		11,283		11,767
Bloomberg Global Aggregate
Account Value [Line Items]
Accumulated Value				$ 10,020	$ 10,000			$ 10,148				$ 10,216			$ 9,987		$ 10,183				$ 10,228			$ 10,319		$ 10,648				$ 10,632		$ 10,594			$ 10,604			$ 10,796			$ 10,942			$ 10,845			$ 10,658				$ 10,453			$ 10,586		$ 10,685				$ 10,591			$ 10,732			$ 10,687		$ 10,497			$ 10,472			$ 10,441			$ 10,427			$ 10,213			$ 10,092			$ 9,784			$ 9,248			$ 9,273				$ 8,976			$ 9,167			$ 8,805		$ 8,353			$ 8,295				$ 8,685		$ 8,732			$ 9,019			$ 8,719				$ 8,995		$ 9,035				$ 8,858			$ 8,857		$ 8,919			$ 8,797				$ 8,540			$ 8,438		$ 8,863				$ 9,231		$ 9,104				$ 8,990			$ 9,039		$ 8,811				$ 8,927			$ 8,939		$ 9,186				$ 9,404			$ 9,564			$ 9,243			$ 9,275		$ 9,076		$ 9,127		$ 9,258	$ 9,315		$ 9,588			$ 9,554		$ 9,735		$ 9,590		$ 9,730	$ 9,793		$ 9,769		$ 9,791
S&P 500 Shariah Industry Exclusions Index
Account Value [Line Items]
Accumulated Value			10,149			10,000			10,163		9,411			8,474				9,638		10,182			10,475				11,123		12,085				11,574			11,239			12,293			12,753			12,767			12,834		13,352			14,066				14,090		14,743			15,340			15,898				15,009			16,337			16,637			17,215			15,988			15,346			16,026			14,455			14,334		13,148			14,597			13,833				12,562			13,307		14,070				13,128			14,031			13,778		14,773				14,982		15,420			16,445				16,938			16,743		15,847			15,457				16,918		17,679				17,976		19,158			19,669				18,833		19,895			20,972				20,889		21,231			21,735			21,384			22,412		22,412		22,412		22,412			22,412		22,412	21,722		21,722		21,722		21,722			21,722		21,722		26,627
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,080	10,000	$ 10,126			$ 10,000	9,978		$ 10,122	10,253	$ 9,288		10,702	$ 8,141		11,273		$ 9,185	11,352	$ 9,622		11,617	$ 9,814		11,893		$ 10,367	12,255	$ 11,112		11,685		$ 10,690	12,503		$ 10,406	12,417		$ 11,545	12,973		$ 11,989	12,302		$ 11,868	11,934		$ 12,195	12,377	$ 12,729		11,297	$ 13,408		11,318		$ 13,502	10,384	$ 13,817		11,341	$ 14,145		10,879	$ 14,575		9,877		$ 13,898	10,677		$ 14,871	11,273		$ 14,768	10,624		$ 15,430	11,291		$ 14,632	11,016		$ 14,193	11,420		$ 14,720	11,598		$ 13,437	11,649		$ 13,461	12,418	$ 12,350		12,817	$ 13,489		12,613	$ 12,939		12,012		$ 11,747	11,759		$ 12,698	12,833	$ 13,408		13,416		$ 12,636	13,642		$ 13,429	14,370		$ 13,102	14,833	$ 13,583		14,227		$ 13,795	14,932	$ 13,855		15,468	$ 14,770		15,656		$ 15,245	16,036		$ 15,002	16,379	$ 14,287		16,230	$ 13,986		17,183		$ 15,264	16,773	$ 15,957		17,240		$ 16,225	17,015	$ 17,092		16,057	$ 17,642		15,948		$ 16,921	16,951	$ 17,760		17,814	$ 18,397		18,213		$ 18,621	18,583	$ 19,073		19,261	$ 19,480		19,712	$ 19,304		19,760	$ 20,437		$ 19,950		$ 20,505		$ 20,238			$ 19,097		$ 18,968	$ 20,162		$ 21,187		$ 21,662		$ 22,102			$ 22,908		$ 23,445		$ 23,502
S&P Global All Equity REIT Shariah Capped Index
Account Value [Line Items]
Accumulated Value	$ 10,125	$ 10,000					$ 10,062			$ 9,996			$ 10,562			$ 11,394			$ 11,568			$ 11,967			$ 12,561			$ 12,954			$ 12,138			$ 13,223			$ 13,293			$ 14,611			$ 13,403			$ 12,775			$ 13,663			$ 13,295			$ 12,302			$ 11,443			$ 12,432			$ 11,705			$ 10,193			$ 10,368			$ 10,934			$ 10,449			$ 11,543			$ 10,948			$ 10,952			$ 10,863			$ 10,535			$ 11,010			$ 11,069			$ 10,740			$ 9,981			$ 9,440			$ 10,561			$ 11,524			$ 11,073			$ 11,474			$ 11,759			$ 10,633			$ 11,139			$ 11,419			$ 12,046			$ 12,591			$ 13,043			$ 12,300			$ 12,806			$ 12,806			$ 12,806			$ 12,806			$ 12,806			$ 12,806			$ 11,831			$ 11,831			$ 11,831			$ 11,831			$ 11,831			$ 11,831			$ 12,224